INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2019
Classes of current inventories [abstract]
Schedule of inventory

As at December 31,	2020	2019
Product inventories	$26.6	$23.8
Work in process	9.9	9.0
Ore stockpiles	168.5	142.8
Materials and supplies	96.5	89.7
	$301.5	$265.3
Less: non-current ore stockpiles included in other non-current assets (Note 21)	(149.4)	(131.9)
	$152.1	$133.4